Government Grants:	12 Months Ended
Dec. 31, 2022
Government Grants:
Government Grants:

13.Government Grants:

In September 2022, the Company was awarded two separate funding grants from the U.S. Department of Defense (“DOD”) Defense Logistics Agency (“DLA”) totaling $200,000 to study the domestic production of military-grade antimony trisulfide. During the year ended December 31, 2022, $75,000 was recognized as grant income for these grants. The Company anticipates receiving $125,000 additional grant income over the next 9 months.

On December 16, 2022, the Company entered into an undefinitized Technology Investment Agreement (“TIA”) with the DOD - Air Force Research Laboratory for an award of up to $24,800,000 under Title III of the DPA. The funding objective of the TIA is to complete environmental and engineering studies necessary to obtain a Final Environmental Impact Statement, a Final Record of Decision, and other ancillary permits to sustain the domestic production of antimony trisulfide capability for defense energetic materials at the Stibnite Gold Project. Proceeds from the grant will be used primarily to reimburse the Company for certain costs incurred over the next 24 months related to environmental baseline data monitoring, environmental and technical studies and other activities related to advancing the Company’s construction readiness and the permitting process for the Stibnite Gold Project. During the year ended December 31, 2022, $0 was recognized as grant income related to the TIA but the Company expects to begin reporting grant income in 2023.

Accounting for these DOD grants does not fall under ASC 606, Revenue from Contracts with Customers, as the DOD does not meet the definition of a customer under this standard. The DOD grant proceeds, which will be used to reimburse expenses incurred, meet the definition of grants related to expenses as the primary purpose for the payments is to fund research and development on trisulfides and the advancement of the Company’s Stibnite Gold Project.

A total of $75,000 grant income was recognized within other income (expense) on the Consolidated Statement of Operations during the year ended December 31, 2022. No grant income was recognized in 2021. At December 31, 2022, grant receivable is $50,000 and is included in receivables on the consolidated balance sheet.